Prepayment and Other Current and Non-Current Assets	12 Months Ended
Dec. 31, 2022
Prepayment and Other Current and Non-Current Assets [Abstract]
PREPAYMENT AND OTHER CURRENT AND NON-CURRENT ASSETS

4. PREPAYMENT AND OTHER CURRENT AND NON-CURRENT ASSETS

As of December 31, 2021 and 2022, prepayment and other current and non-current assets consisted of the following:

	December 31, 2021	December 31, 2022
Prepayment for outsourced production cost	$2,960	$36
Prepayment for co-produced TV series	21,441	-
Advances to vendors	9,964	15,272
Staff advance	16	14
Others	167	8
Subtotal	34,548	15,330
Less: allowance for doubtful accounts	-	-
Prepayment and other assets, net	$34,548	$15,330
Including:
Prepayment and other current assets, net	$13,103	$15,329
Prepayment and other non-current assets, net	$21,445	$1